Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment			1
Number of reportable segments | segment			1
Accounts receivable, net	$ 26,023		$ 26,023	$ 2,992
Capitalized software development costs			6,300	7,000
Internal-use software amortization	$ 300	$ 2,600	7,400	9,800	$ 5,200
Advertising expense			$ 13,000	$ 8,100	$ 37,900